Share-Based Payments (Details Textual) (USD $)	0 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended		1 Months Ended
	Dec. 12, 2013	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2015	Jan. 31, 2014	Apr. 30, 2014	Apr. 30, 2013	Feb. 18, 2011
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				1,093,175		9,793,332	741,250
Share Based Compensation Arrangement By Share Based Payment Award Warrants Outstanding		3,276,667		3,276,667		3,276,667
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 0	$ 0.97	$ 0.67	$ 0.96	$ 0.96	$ 0.41
Warrants Not Settleable in Cash, Fair Value Disclosure		$ 600,000		$ 600,000		$ 2,010,000
Percentage Of Cash Penalties				1.00%		1.00%
Purchase Price Limit Percentage				10.00%		10.00%
Allocated Share-based Compensation Expense, Total		657,000	941,000	2,284,000	1,968,000	2,807,000	2,376,000
Stock Options Award Shares To Purchase Common Stock	200,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value						15,000	34,000
Accrued Liabilities [Member]
Allocated Share-based Compensation Expense, Total				158,000
Minimum [Member]
Potential Penalties Amount				50,000		50,000
Maximum [Member]
Potential Penalties Amount				130,000		130,000
Equity Incentive Plan 2010 [Member]
Percentage Of Strike Price On Fair Market Value								100.00%
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures								30,000,000
Director Compensation Plan [Member]
Stock Options Award Shares To Purchase Unregistered Common Stock	20,000
Stock Options Award Shares To Purchase Common Stock	100,000
Share Based Compensation Arrangement By Share Based Payment Award Options Vested Percentage	25.00%
Chief Executive Officer and President [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				3,000,000		3,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures, Total				3,000,000		3,000,000
April 2011 Private Placement [Member]
Warrants Issued During Period for Common Stock				1,266,667		1,266,667
April 2011 Private Placement [Member] | Minimum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.50		$ 0.50
April 2011 Private Placement [Member] | Maximum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.90		$ 0.90
January 2013 Private Placement [Member]
Warrants Issued During Period for Common Stock				1,860,000		1,860,000
Warrants and Rights Outstanding		$ 800,000		$ 800,000
Equity [Member]
Warrants Issued During Period for Common Stock				150,000		150,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 1.00		$ 1.00